AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (98)	$ (598)
Less than 12 months, Fair value, available-for-sale	27,690	54,683
12 months or more, Gross unrealized losses, available-for-sale	(289)	(3,620)
12 months or more, Fair value, available-for-sale	33,223	128,631
Total, Gross unrealized losses, available-for-sale	(387)	(4,218)
Total Fair Value, available for sale	60,913	183,314
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(63)	(12)
Less than 12 months, Fair value, held-to-maturity	7,427	6,128
12 months or more, Gross unrealized losses, held-to-maturity	(6)	(2,807)
12 months or more, Fair value, held-to-maturity	88	122,816
Total, Gross unrealized losses, held-to-maturity	(69)	(2,819)
Total, Fair value, held-to-maturity	7,515	128,944
Total AFS and HTM Debt securities:
Less than 12 months, Gross unrealized losses, investment securities	(161)	(610)
Less than 12 months, Fair value, investment securities	35,117	60,811
12 months or more, Gross unrealized losses, investment securities	(295)	(6,427)
12 months or more, Fair value, investment securities	33,311	251,447
Total, Gross unrealized losses, investment securities	(456)	(7,037)
Total, Fair value, investment securities	68,428	312,258
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(1)
Less than 12 months, Fair value, available-for-sale	0	498
12 months or more, Gross unrealized losses, available-for-sale	(1)	(105)
12 months or more, Fair value, available-for-sale	2,423	6,204
Total, Gross unrealized losses, available-for-sale	(1)	(106)
Total Fair Value, available for sale	2,423	6,702
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(19)	(3)
Less than 12 months, Fair value, held-to-maturity	989	895
12 months or more, Gross unrealized losses, held-to-maturity	0	(412)
12 months or more, Fair value, held-to-maturity	0	41,083
Total, Gross unrealized losses, held-to-maturity	(19)	(415)
Total, Fair value, held-to-maturity	989	41,978
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(10)	(73)
Less than 12 months, Fair value, available-for-sale	2,776	9,746
12 months or more, Gross unrealized losses, available-for-sale	(26)	(373)
12 months or more, Fair value, available-for-sale	2,418	9,017
Total, Gross unrealized losses, available-for-sale	(36)	(446)
Total Fair Value, available for sale	5,194	18,763
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(9)	(4)
Less than 12 months, Fair value, held-to-maturity	613	598
12 months or more, Gross unrealized losses, held-to-maturity	(4)	(112)
12 months or more, Fair value, held-to-maturity	57	3,992
Total, Gross unrealized losses, held-to-maturity	(13)	(116)
Total, Fair value, held-to-maturity	670	4,590
Mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(54)	(65)
Less than 12 months, Fair value, available-for-sale	17,954	13,349
12 months or more, Gross unrealized losses, available-for-sale	(117)	(3,102)
12 months or more, Fair value, available-for-sale	10,885	112,400
Total, Gross unrealized losses, available-for-sale	(171)	(3,167)
Total Fair Value, available for sale	28,839	125,749
Federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(50)	(42)
Less than 12 months, Fair value, available-for-sale	16,807	10,979
12 months or more, Gross unrealized losses, available-for-sale	(114)	(3,098)
12 months or more, Fair value, available-for-sale	10,641	112,252
Total, Gross unrealized losses, available-for-sale	(164)	(3,140)
Total Fair Value, available for sale	27,448	123,231
Held-to-maturity debt securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(35)	(5)
Less than 12 months, Fair value, held-to-maturity	5,825	4,635
12 months or more, Gross unrealized losses, held-to-maturity	(2)	(2,283)
12 months or more, Fair value, held-to-maturity	31	77,741
Total, Gross unrealized losses, held-to-maturity	(37)	(2,288)
Total, Fair value, held-to-maturity	5,856	82,376
Residential [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(3)
Less than 12 months, Fair value, available-for-sale	149	398
12 months or more, Gross unrealized losses, available-for-sale	0	(2)
12 months or more, Fair value, available-for-sale	0	69
Total, Gross unrealized losses, available-for-sale	(1)	(5)
Total Fair Value, available for sale	149	467
Commercial [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(20)
Less than 12 months, Fair value, available-for-sale	998	1,972
12 months or more, Gross unrealized losses, available-for-sale	(3)	(2)
12 months or more, Fair value, available-for-sale	244	79
Total, Gross unrealized losses, available-for-sale	(6)	(22)
Total Fair Value, available for sale	1,242	2,051
Corporate debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(9)	(64)
Less than 12 months, Fair value, available-for-sale	303	1,965
12 months or more, Gross unrealized losses, available-for-sale	(23)	(26)
12 months or more, Fair value, available-for-sale	216	298
Total, Gross unrealized losses, available-for-sale	(32)	(90)
Total Fair Value, available for sale	519	2,263
Collateralized loan and other debt obligations obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(13)	(388)
Less than 12 months, Fair value, available-for-sale	5,070	28,306
12 months or more, Gross unrealized losses, available-for-sale	(110)	(8)
12 months or more, Fair value, available-for-sale	16,789	553
Total, Gross unrealized losses, available-for-sale	(123)	(396)
Total Fair Value, available for sale	21,859	28,859
Other [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(12)	(7)
Less than 12 months, Fair value, available-for-sale	1,587	819
12 months or more, Gross unrealized losses, available-for-sale	(12)	(6)
12 months or more, Fair value, available-for-sale	492	159
Total, Gross unrealized losses, available-for-sale	(24)	(13)
Total Fair Value, available for sale	$ 2,079	$ 978